BUSINESS SEGMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Combination Segment Allocation [Line Items]
Product sales	$ 43,658,828	$ 42,638,117	$ 52,469,229
Cost of sales	(34,704,648)	(32,609,334)	(37,128,334)
Gross Profit	8,954,180	10,028,783	15,340,895
Selling and distribution expenses	(684,862)	(882,547)	(606,271)
Administrative and other expenses	(3,203,207)	(2,996,579)	(2,662,595)
Operating income/(loss)	5,066,111	6,149,657	12,072,029
Other income	405,407	446,823	354,439
Interest expenses	(1,271,295)	(966,800)	(676,029)
Income/(loss) before income taxes	4,200,223	5,629,680	11,750,439
Income tax expense	(726,206)	(1,140,923)	(1,796,731)
Net income/(loss)	3,474,017	4,488,757	9,953,708
Total assets	74,947,378	63,345,378	50,080,535
Third Parties [Member]
Business Combination Segment Allocation [Line Items]
Product sales	43,658,828	42,638,117	51,693,735
Cost of sales	(34,704,648)	(32,609,333)	(37,074,574)
Licensing Technology [Member]
Business Combination Segment Allocation [Line Items]
Product sales			775,494
Cost of sales			(53,760)
Bimetallic Composite Wire Products [Member]
Business Combination Segment Allocation [Line Items]
Product sales	42,088,878	40,753,851	47,175,147
Cost of sales	(34,064,662)	(31,718,549)	(35,185,078)
Gross Profit	8,024,216	9,035,302	11,990,069
Selling and distribution expenses	(567,504)	(579,079)	(522,318)
Administrative and other expenses	(2,281,505)	(2,043,276)	(1,238,401)
Operating income/(loss)	5,175,207	6,412,947	10,229,350
Other income	241,273	393,585	270,859
Interest expenses	(1,154,916)	(875,612)	(661,833)
Income/(loss) before income taxes	4,261,564	5,930,920	9,838,376
Income tax expense	(721,560)	(1,072,553)	(1,516,509)
Net income/(loss)	3,540,004	4,858,367	8,321,867
Total assets	61,634,180	53,832,719	40,194,094
Bimetallic Composite Wire Products [Member] | Third Parties [Member]
Business Combination Segment Allocation [Line Items]
Product sales	42,088,878	40,753,851	47,175,147
Cost of sales	(34,064,662)	(31,718,549)	(35,185,078)
Bimetallic Composite Wire Products [Member] | Licensing Technology [Member]
Business Combination Segment Allocation [Line Items]
Product sales			0
Cost of sales			0
Wiring Equipment [Member]
Business Combination Segment Allocation [Line Items]
Product sales	1,569,950	1,884,266	5,294,082
Cost of sales	(639,986)	(890,784)	(1,943,256)
Gross Profit	929,964	993,482	3,350,826
Selling and distribution expenses	(117,358)	(303,131)	(83,953)
Administrative and other expenses	(870,022)	(789,816)	(635,872)
Operating income/(loss)	(57,416)	(99,465)	2,631,001
Other income	162,943	52,669	83,580
Interest expenses	(116,374)	(74,274)	(14,196)
Income/(loss) before income taxes	(10,847)	(121,070)	2,700,385
Income tax expense	(4,646)	(68,370)	(280,222)
Net income/(loss)	(15,493)	(189,440)	2,420,163
Total assets	13,254,548	9,372,561	9,267,108
Wiring Equipment [Member] | Third Parties [Member]
Business Combination Segment Allocation [Line Items]
Product sales	1,569,950	1,884,266	4,518,588
Cost of sales	(639,986)	(890,784)	(1,889,496)
Wiring Equipment [Member] | Licensing Technology [Member]
Business Combination Segment Allocation [Line Items]
Product sales			775,494
Cost of sales			(53,760)
Corporate and Other [Member]
Business Combination Segment Allocation [Line Items]
Product sales	0	0	0
Cost of sales	0	0	0
Gross Profit	0	0	0
Selling and distribution expenses	0	(338)	0
Administrative and other expenses	(51,680)	(163,487)	(788,322)
Operating income/(loss)	(51,680)	(163,825)	(788,322)
Other income	1,191	569	0
Interest expenses	(5)	(16,914)	0
Income/(loss) before income taxes	(50,494)	(180,170)	(788,322)
Income tax expense	0	0	0
Net income/(loss)	(50,494)	(180,170)	(788,322)
Total assets	58,650	140,098	619,333
Corporate and Other [Member] | Third Parties [Member]
Business Combination Segment Allocation [Line Items]
Product sales	0	0	0
Cost of sales	0	0	0
Corporate and Other [Member] | Licensing Technology [Member]
Business Combination Segment Allocation [Line Items]
Product sales			0
Cost of sales			$ 0